Note 15 - Investments in subsidiaries, joint ventures and associates - Associates Entities and joint ventures - Breakdown by entities (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Investments In Subsidiaries Joint Ventures And Associates Line Items
Joint ventures	€ 150,000,000	€ 154,000,000
Associates	1,216,000,000	1,334,000,000
INVESTMENTS IN SUBSIDIARIES JOINT VENTURES AND ASSOCIATES	€ 1,366,000,000	€ 1,488,000,000